--------------------------------------------------------------------------------

June 30, 2000
--------------------------------------------------------------------------------
Dear Contractholder:

     Your CNA Capital Select(R) Variable Annuity and PLUS Variable Annuity, issued by the Valley Forge Life Insurance Company, one of the CNA companies, was designed to be competitive with some of the best products in the industry -- and it continues to improve. Within the past year, for instance, we have increased our roster of fund managers and added a number of subaccounts (which are also called portfolios) to give you even more flexibility with your investment choices.

     This Semi-Annual Report takes a look at the subaccounts that are represented in our products. It reflects each subaccount's assets and liabilities at June 30, 2000, results of operations for the six month period ending June 30, 2000 and changes in net assets for the six month and twelve month periods ending June 30, 2000 and December 31, 1999, respectively.*

     These subaccounts are managed by widely recognized fund managers:

     S Alliance Capital Management L.P.

     S American Century Investment Management, Inc.

     S Arnhold and S. Bleichroeder Advisors, Inc.

     S Federated Investment Management Company

     S Fidelity Management & Research Company

     S Fred Alger Management, Inc.

     S Janus Capital Corporation

     S Lazard Asset Management

     S Massachusetts Financial Services Company (MFS)

     S Morgan Stanley Asset Management, Inc.

     S Templeton Asset Management LTD.

     S Templeton Investment Counsel, Inc.

     S Van Eck Associates Corporation

     The full list of subaccounts can be found in the Notes to Financial Statements, Note 1, Organization, included within this report.

     If you need additional information, please refer to your prospectus. If you can't find it or need another copy, please contact your CNA representative -- or let us hear from you directly. Thank you, once again, for selecting the CNA Capital Select(R) Variable Annuity or PLUS Variable Annuity as one of the tools to help you reach your long-term goals.**
Sincerely,

/s/ Kevin M. Hogan
Kevin M. Hogan
Senior Vice President & Chief Marketing Officer
CNA Investment Products
      *Although guaranteed-interest options are available in connection with CNA Capital Select(R) Variable Annuity and PLUS Variable Annuity, financial reports regarding the fixed-interest accounts are not included in this report.

     **As with many investment products, performance results will vary, and the cash value of your contract might show an increase or decrease when you withdraw your money. It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges.
--------------------------------------------------------------------------------
                                        1
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                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                            FIDELITY
                                                                             FIDELITY        VIP II      FIDELITY      FIDELITY
                                  FEDERATED    FEDERATED     FEDERATED          VIP          ASSET        VIP II        VIP II
                                 PRIME MONEY    UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
   JUNE 30, 2000 (UNAUDITED)       FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value
    (cost noted below):          $21,410,225   $4,718,158    $5,824,852     $9,540,044     $7,327,163   $36,876,961   $21,165,718
                                 -----------   ----------    ----------     ----------     ----------   -----------   -----------
TOTAL ASSETS                     21,410,225     4,718,158     5,824,852      9,540,044      7,327,163    36,876,961    21,165,718
                                 -----------   ----------    ----------     ----------     ----------   -----------   -----------
LIABILITIES:                              -             -             -              -              -             -             -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                       $21,410,225   $4,718,158    $5,824,852     $9,540,044     $7,327,163   $36,876,961   $21,165,718
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:          $21,410,225   $4,434,768    $6,443,761     $9,359,634     $6,720,537   $33,190,993   $19,114,467
=================================================================================================================================

                                                        JANUS                                           JANUS            JANUS
                                        VAN ECK      ASPEN SERIES       JANUS           JANUS        ASPEN SERIES    ASPEN SERIES
                                        EMERGING       CAPITAL       ASPEN SERIES    ASPEN SERIES      FLEXIBLE      INTERNATIONAL
                                        MARKETS      APPRECIATION       GROWTH         BALANCED         INCOME          GROWTH
      JUNE 30, 2000 (UNAUDITED)           FUND        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (cost
    noted below):                      $1,715,276    $21,361,577     $13,805,207     $12,539,015..    $1,098,534      $15,273,018
                                       ----------    -----------     -----------     -----------      ----------      -----------
TOTAL ASSETS                            1,715,276     21,361,577      13,805,207     12,539,015..      1,098,534       15,273,018
                                       ----------    -----------     -----------     -----------      ----------      -----------
LIABILITIES:                                    -              -               -               -               -                -
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                             $1,715,276    $21,361,577     $13,805,207     $12,539,015..    $1,098,534      $15,273,018
==================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:                $1,510,595    $21,459,298     $14,138,097     $12,954,675..    $1,097,804      $16,661,586
==================================================================================================================================

                                           JANUS
                                        ASPEN SERIES
                                         WORLD WIDE
                                           GROWTH
      JUNE 30, 2000 (UNAUDITED)          PORTFOLIO
--------------------------------------  ------------
ASSETS:
  Investments, at market value (cost
    noted below):                       $14,663,875
                                        -----------
TOTAL ASSETS                             14,663,875
                                        -----------
LIABILITIES:                                      -
--------------------------------------
NET ASSETS                              $14,663,875
======================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost:                 $14,860,358
======================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                     THE ALGER    THE ALGER                                 MFS
       AMERICAN       THE ALGER     AMERICAN     AMERICAN        MFS                      GROWTH        MFS          MFS
        SMALL         AMERICAN       MIDCAP      LEVERAGED    EMERGING        MFS          WITH       LIMITED       TOTAL
    CAPITALIZATION     GROWTH        GROWTH       ALLCAP       GROWTH       RESEARCH      INCOME      MATURITY      RETURN
      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO     SERIES        SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------
    $9,719,474...    $32,877,485   $10,821,180   $155,820    $21,825,361   $6,445,948   $7,028,106   $1,490,868.. $6,152,858
     -----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
    $9,719,474..      32,877,485    10,821,180    155,820     21,825,361    6,445,948    7,028,106   1,490,868..   6,152,858
     -----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
               -               -             -          -              -            -            -            -            -
----------------------------------------------------------------------------------------------------------------------------
    $9,719,474...    $32,877,485   $10,821,180   $155,820    $21,825,361   $6,445,948   $7,028,106   $1,490,868.. $6,152,858
============================================================================================================================
    $11,761,415..    $32,767,532   $10,635,748   $148,362    $19,030,031   $5,044,030   $6,816,292   $1,412,000.. $5,590,437
============================================================================================================================

     FIRST EAGLE    VAN ECK
        SOGEN      WORLDWIDE
      OVERSEAS       HARD
      VARIABLE      ASSETS
        FUND         FUND
---  -----------------------
     $4,536,894    $537,134
     ----------    --------
      4,536,894     537,134
     ----------    --------
              -           -
---
     $4,536,894    $537,134
===
     $3,709,955    $506,832
===

                ALLIANCE    AMERICAN               TEMPLETON
    ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
     PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
     GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
    PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
    $790,610    $639,319    $191,326    $135,739..  $47,701      $50,702     $17,647      $42,009         $4,201
    --------    --------    --------    --------    -------      -------     -------      -------         ------
     790,610     639,319     191,326    135,739..    47,701       50,702      17,647       42,009          4,201
    --------    --------    --------    --------    -------      -------     -------      -------         ------
           -           -           -           -          -            -           -            -              -
--------------------------------------------------------------------------------------------------------------------
    $790,610    $639,319    $191,326    $135,739..  $47,701      $50,702     $17,647      $42,009         $4,201
====================================================================================================================
    $807,690    $663,828    $194,042    $141,957..  $44,662      $49,158     $18,165      $41,458         $4,105
====================================================================================================================

     MORGAN STANLEY
        EMERGING
        MARKETS
         EQUITY
       PORTFOLIO
---  --------------
        $72,901
        -------
         72,901
        -------
              -
---
        $72,901
===
        $69,294
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                             FIDELITY
                                                                                               FIDELITY       VIP II      FIDELITY
                                                     FEDERATED    FEDERATED    FEDERATED          VIP          ASSET       VIP II
                                                    PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)    FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                                   $281,747     $110,778     $ 478,674       $ 139,207     $188,748     $280,261
                                                     --------     --------     ---------       ---------     --------     --------
                                                      281,747      110,778       478,674         139,207      188,748      280,261
                                                     --------     --------     ---------       ---------     --------     --------
Expenses:
   Mortality and expense risk and administration
     charges                                          148,957       28,121        38,027          61,390       47,151      219,402
                                                     --------     --------     ---------       ---------     --------     --------
                                                      148,957       28,121        38,027          61,390       47,151      219,402
                                                     --------     --------     ---------       ---------     --------     --------
      NET INVESTMENT INCOME (LOSS)                    132,790       82,657       440,647          77,817      141,597       60,859
                                                     --------     --------     ---------       ---------     --------     --------
Investment gains and (losses):
   Net realized gains (losses)                          -          (47,804)      (64,956)        (57,234)      35,580      118,748
   Net unrealized gains (losses)                        -          298,154      (421,218)        (56,818)     122,921      174,208
                                                     --------     --------     ---------       ---------     --------     --------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                        -          250,350      (486,174)       (114,052)     158,501      292,956
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $132,790     $333,007     $ (45,527)      $ (36,235)    $300,098     $353,815
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------


                                                     FIDELITY
                                                      VIP II
                                                    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)  PORTFOLIO
--------------------------------------------------  ----------
Investment income:
   Dividend income                                   $ 46,120
                                                     --------
                                                       46,120
                                                     --------
Expenses:
   Mortality and expense risk and administration
     charges                                          117,137
                                                     --------
                                                      117,137
                                                     --------
      NET INVESTMENT INCOME (LOSS)                    (71,017)
                                                     --------
Investment gains and (losses):
   Net realized gains (losses)                         94,666
   Net unrealized gains (losses)                      149,375
                                                     --------
      NET REALIZED AND UNREALIZED INVESTMENT GAINS
        (LOSSES)                                      244,041
--------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $173,024
==================================================
--------------------------------------------------

                                                        JANUS                                           JANUS           JANUS
                                         VAN ECK     ASPEN SERIES       JANUS           JANUS        ASPEN SERIES   ASPEN SERIES
                                        EMERGING       CAPITAL       ASPEN SERIES    ASPEN SERIES      FLEXIBLE     INTERNATIONAL
FOR THE SIX MONTHS ENDED JUNE 30, 2000   MARKETS     APPRECIATION       GROWTH         BALANCED         INCOME         GROWTH
             (UNAUDITED)                  FUND        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                          -        $    75,494      $ 529,634       $ 786,506        $ 29,301      $    38,813
                                        ---------    -----------      ---------       ---------        --------      -----------
                                            -             75,494        529,634         786,506          29,301           38,813
                                        ---------    -----------      ---------       ---------        --------      -----------
Expenses:
   Mortality and expense risk and
     administration charges             $  10,139        104,350         58,680          56,205           4,886           64,621
                                        ---------    -----------      ---------       ---------        --------      -----------
                                           10,139        104,350         58,680          56,205           4,886           64,621
                                        ---------    -----------      ---------       ---------        --------      -----------
      NET INVESTMENT INCOME (LOSS)        (10,139)       (28,856)       470,954         730,301          24,415          (25,808)
                                        ---------    -----------      ---------       ---------        --------      -----------
Investment gains and (losses):
   Net realized gains (losses)             45,548      1,236,903        190,540           1,619         (12,515)         164,967
   Net unrealized gains (losses)         (256,289)    (1,859,941)      (634,463)       (639,024)         (2,208)      (1,494,523)
                                        ---------    -----------      ---------       ---------        --------      -----------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)        (210,741)      (623,038)      (443,923)       (637,405)        (14,723)      (1,329,556)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS             $(220,880)   $  (651,894)     $  27,031       $  92,896        $  9,692      $(1,355,364)
=================================================================================================================================

                                           JANUS
                                        ASPEN SERIES
                                         WORLD WIDE
FOR THE SIX MONTHS ENDED JUNE 30, 2000     GROWTH
             (UNAUDITED)                 PORTFOLIO
--------------------------------------  ------------
Investment income:
   Dividend income                       $ 209,472
                                         ---------
                                           209,472
                                         ---------
Expenses:
   Mortality and expense risk and
     administration charges                 58,784
                                         ---------
                                            58,784
                                         ---------
      NET INVESTMENT INCOME (LOSS)         150,688
                                         ---------
Investment gains and (losses):
   Net realized gains (losses)             236,234
   Net unrealized gains (losses)          (535,723)
                                         ---------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)         (299,489)
--------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $(148,801)
======================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                    THE ALGER    THE ALGER                            MFS                            FIRST EAGLE
       AMERICAN       THE ALGER     AMERICAN    AMERICAN       MFS                  GROWTH      MFS        MFS         SOGEN
        SMALL         AMERICAN       MIDCAP     LEVERAGED   EMERGING      MFS        WITH     LIMITED     TOTAL      OVERSEAS
    CAPITALIZATION     GROWTH        GROWTH      ALLCAP      GROWTH     RESEARCH    INCOME    MATURITY    RETURN     VARIABLE
      PORTFOLIO       PORTFOLIO    PORTFOLIO    PORTFOLIO    SERIES      SERIES     SERIES     SERIES     SERIES       FUND
-------------------------------------------------------------------------------------------------------------------------------
         -                -            -           -            -       $ 2,108    $ 28,193      -       $131,423       -
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
         -                -            -           -            -         2,108      28,193      -        131,423       -
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
     $    48,695     $   186,103   $   49,234    $   249    $ 115,743    39,616      42,503   $11,652      37,469    $ 28,033
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
          48,695         186,103       49,234        249      115,743    39,616      42,503    11,652      37,469      28,033
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
         (48,695)       (186,103)     (49,234)      (249)    (115,743)  (37,508)    (14,310)  (11,652)     93,954     (28,033)
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
       2,947,843       3,963,283    1,269,271      3,378      171,749   146,160      67,857   (32,344)    (31,989)    122,955
      (2,974,772)     (2,973,856)    (490,431)     7,458     (804,061)  579,202     (35,173)  128,535     629,705     129,522
     -----------     -----------   ----------    -------    ---------   --------   --------   --------   --------    --------
         (26,929)        989,427      778,840     10,836     (632,312)  725,362      32,684    96,191     597,716     252,477
-------------------------------------------------------------------------------------------------------------------------------
     $   (75,624)    $   803,324   $  729,606    $10,587    $(748,055)  $687,854   $ 18,374   $84,539    $691,670    $224,444
===============================================================================================================================

-------------------------------------------------------------------------------------------------------------------------------

      VAN ECK
     WORLDWIDE
       HARD
      ASSETS
       FUND
---
      $ 4,238
      -------
        4,238
      -------
        4,006
      -------
        4,006
      -------
          232
      -------
       23,834
          648
      -------
       24,482
---
      $24,714
===
---

                ALLIANCE    AMERICAN               TEMPLETON
    ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
     PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
     GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
    PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
    $ 16,538    $ 12,433       -           -         $    1        -           -            -             -
    --------    --------     -------    -------      ------      ------       -----        -----           ----
      16,538      12,433       -           -              1        -           -            -             -
    --------    --------     -------    -------      ------      ------       -----        -----           ----
         773         644     $   192    $   265          60      $  100       $  33        $  81           $  2
    --------    --------     -------    -------      ------      ------       -----        -----           ----
         773         644         192        265          60         100          33           81              2
    --------    --------     -------    -------      ------      ------       -----        -----           ----
      15,765      11,789        (192)      (265)        (59)       (100)        (33)         (81)            (2)
    --------    --------     -------    -------      ------      ------       -----        -----           ----
      (4,626)      3,138        (465)     1,210        (148)       (516)         48         (107)         -
     (17,080)    (24,509)     (2,716)    (6,218)      3,039       1,544        (518)         551             96
    --------    --------     -------    -------      ------      ------       -----        -----           ----
     (21,706)    (21,371)     (3,181)    (5,008)      2,891       1,028        (470)         444             96
--------------------------------------------------------------------------------------------------------------------
    $ (5,941)   $ (9,582)    $(3,373)   $(5,273)     $2,832      $  928       $(503)       $ 363           $ 94
====================================================================================================================

     MORGAN STANLEY
        EMERGING
        MARKETS
         EQUITY
       PORTFOLIO
---
         -
        -------
         -
        -------
        $   114
        -------
            114
        -------
           (114)
        -------
         (5,785)
          3,607
        -------
         (2,178)
---
        $(2,292)
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                 FIDELITY
                                                     FEDERATED     FEDERATED     FEDERATED          VIP
                                                    PRIME MONEY     UTILITY     HIGH INCOME    EQUITY-INCOME
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)    FUND II       FUND II     BOND FUND II     PORTFOLIO
------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                      $    132,790   $   82,657    $  440,647     $   77,817
  Net realized and unrealized gains (losses)                   0      250,350      (486,174)      (114,052)
                                                    ------------   ----------    ----------     ----------
    Change in net assets resulting from operations       132,790      333,007       (45,527)       (36,235)
                                                    ------------   ----------    ----------     ----------
From capital transactions:
  Net premiums/deposits                               17,235,261    1,611,192       875,274      1,768,737
  Death benefits                                         (87,746)    (719,782)      (37,640)      (247,478)
  Surrenders                                          (1,163,700)     (10,181)       (1,161)       (53,700)
  Withdrawals                                           (586,355)     (30,038)      (52,684)      (113,346)
  Transfers into (out of) subaccounts, net -- Note 1
                                                     (23,788,349)     286,112       229,357        260,475
                                                    ------------   ----------    ----------     ----------
    Change in net assets resulting from capital
      transactions                                    (8,390,889)   1,137,303     1,013,146      1,614,688
                                                    ------------   ----------    ----------     ----------
Increase in net assets                                (8,258,099)   1,470,310       967,619      1,578,453
Net assets at beginning of period                     29,668,324    3,247,848     4,857,233      7,961,591
                                                    ------------   ----------    ----------     ----------
NET ASSETS AT END OF PERIOD                         $ 21,410,225   $4,718,158    $5,824,852     $9,540,044
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $       1.00   $    13.49    $     9.12     $    22.91
============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    21,410,225      349,752       638,690        416,414
============================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                      $    488,502   $  112,913    $  252,191     $  124,454
  Net realized and unrealized gains (losses)             -            (78,940)     (309,577)        65,060
                                                    ------------   ----------    ----------     ----------
    Change in net assets resulting from operations       488,502       33,973       (57,386)       189,514
                                                    ------------   ----------    ----------     ----------
From capital transactions:
  Net premiums/deposits                               33,173,793      831,090     1,266,165      2,220,476
  Death benefits                                         -           (159,614)     (191,732)       (58,842)
  Surrenders                                          (1,163,352)     (29,199)     (116,987)      (310,647)
  Withdrawals                                           (335,752)     (50,907)      (83,712)      (131,986)
  Transfers into (out of) subaccounts, net -- Note 1
                                                      (8,057,071)     928,843       874,120      1,788,608
                                                    ------------   ----------    ----------     ----------
    Change in net assets resulting from capital
      transactions                                    23,617,618    1,520,213     1,747,854      3,507,609
                                                    ------------   ----------    ----------     ----------
Increase in net assets                                24,106,120    1,554,186     1,690,468      3,697,123
Net assets at beginning of period                      5,562,204    1,693,662     3,166,765      4,264,468
                                                    ------------   ----------    ----------     ----------
NET ASSETS AT END OF PERIOD                         $ 29,668,324   $3,247,848    $4,857,233     $7,961,591
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $       1.00   $    14.35    $    10.24     $    25.71
============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                    29,668,324      226,331       474,339        309,669
============================================================================================================

                                                     FIDELITY
                                                      VIP II      FIDELITY      FIDELITY
                                                      ASSET        VIP II        VIP II
                                                     MANAGER      INDEX 500    CONTRAFUND
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)  PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------  --------------------------------------
From operations:
  Net investment income (loss)                      $  141,597   $    60,859   $   (71,017)
  Net realized and unrealized gains (losses)           158,501       292,956       244,041
                                                    ----------   -----------   -----------
    Change in net assets resulting from operations     300,098       353,815       173,024
                                                    ----------   -----------   -----------
From capital transactions:
  Net premiums/deposits                              1,276,669     7,034,620     6,376,375
  Death benefits                                      (368,038)     (942,194)     (639,606)
  Surrenders                                           (43,085)     (293,953)      (88,688)
  Withdrawals                                          (83,160)     (271,700)     (115,329)
  Transfers into (out of) subaccounts, net -- Note
                                                       357,715     6,740,690     3,630,263
                                                    ----------   -----------   -----------
    Change in net assets resulting from capital
      transactions                                   1,140,101    12,267,463     9,163,015
                                                    ----------   -----------   -----------
Increase in net assets                               1,440,199    12,621,278     9,336,039
Net assets at beginning of period                    5,886,964    24,255,683    11,829,679
                                                    ----------   -----------   -----------
NET ASSETS AT END OF PERIOD                         $7,327,163   $36,876,961   $21,165,718
--------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    16.54   $    163.91   $     25.09
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     442,997       224,983       843,592
==================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------
From operations:
  Net investment income (loss)                      $  132,967   $   (45,601)  $    62,252
  Net realized and unrealized gains (losses)           360,225     3,443,825     1,676,921
                                                    ----------   -----------   -----------
    Change in net assets resulting from operations     493,192     3,398,224     1,739,173
                                                    ----------   -----------   -----------
From capital transactions:
  Net premiums/deposits                              1,838,108     7,195,871     4,291,826
  Death benefits                                      (115,043)     (114,424)     (120,178)
  Surrenders                                            (1,668)     (621,921)     (225,432)
  Withdrawals                                          (50,538)     (357,810)     (115,676)
  Transfers into (out of) subaccounts, net -- Note
                                                     1,464,890     4,065,763     2,549,528
                                                    ----------   -----------   -----------
    Change in net assets resulting from capital
      transactions                                   3,135,749    10,167,479     6,380,068
                                                    ----------   -----------   -----------
Increase in net assets                               3,628,941    13,565,703     8,119,241
Net assets at beginning of period                    2,258,023    10,689,980     3,710,438
                                                    ----------   -----------   -----------
NET ASSETS AT END OF PERIOD                         $5,886,964   $24,255,683   $11,829,679
--------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $    18.67   $    167.41   $     29.15
==================================================
UNITS OUTSTANDING AT END OF PERIOD                     315,317       144,888       405,821
==================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                     THE ALGER    THE ALGER                                 MFS
       AMERICAN       THE ALGER     AMERICAN     AMERICAN        MFS                      GROWTH        MFS          MFS
        SMALL         AMERICAN       MIDCAP      LEVERAGED    EMERGING        MFS          WITH       LIMITED       TOTAL
    CAPITALIZATION     GROWTH        GROWTH       ALLCAP       GROWTH       RESEARCH      INCOME      MATURITY      RETURN
      PORTFOLIO       PORTFOLIO     PORTFOLIO    PORTFOLIO     SERIES        SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------
      $  (48,695)    $  (186,103)  $   (49,234)  $   (249)   $  (115,743)  $  (37,508)  $  (14,310)  $  (11,652)  $   93,954
         (26,929)        989,427       778,840     10,836       (632,312)     725,362       32,684       96,191      597,716
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
         (75,624)        803,324       729,606     10,587       (748,055)     687,854       18,374       84,539      691,670
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       3,866,471       7,307,991     4,633,016    241,677      6,651,735    1,523,885    1,263,071       36,049    1,187,406
            (397)       (246,058)     (153,166)     -            (11,938)    (567,372)     (17,525)      (3,484)    (590,185)
        (152,923)       (329,690)      (49,703)     -            (88,638)     (18,655)     (46,261)      -           (30,531)
         (77,280)       (236,608)      (63,803)      (102)      (102,496)     (55,315)     (79,370)     (13,807)     (53,693)
       2,227,616       6,454,492     1,861,593    (96,342)     5,356,577      214,187      656,952     (597,459)      87,801
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       5,863,487      12,950,127     6,227,937    145,233     11,805,240    1,096,730    1,776,867     (578,701)     600,798
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       5,787,863      13,753,451     6,957,543    155,820     11,057,185    1,784,584    1,795,241     (494,162)   1,292,468
       3,931,611      19,124,034     3,863,637      -         10,768,176    4,661,364    5,232,865    1,985,030    4,860,390
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
      $9,719,474     $32,877,485   $10,821,180   $155,820    $21,825,361   $6,445,948   $7,028,106   $1,490,868   $6,152,858
----------------------------------------------------------------------------------------------------------------------------
      $    32.26     $     57.40   $     32.15   $  50.06    $     35.05   $    23.24   $    21.15   $    10.04   $    17.33
============================================================================================================================
         301,286         572,778       336,584      3,113        622,692      277,364      332,298      148,493      355,041
============================================================================================================================
----------------------------------------------------------------------------------------------------------------------------
      $  209,821     $   797,115   $   191,821      -        $   (70,170)  $  (10,995)  $  (33,005)  $   89,209   $   92,099
         877,579       2,623,150       550,917      -          3,333,425      762,397      169,842      (32,181)    (112,598)
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       1,087,400       3,420,265       742,738      -          3,263,255      751,402      136,837       57,028      (20,499)
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       1,066,895       5,221,581     1,384,117      -          2,740,437    1,024,522    1,191,276      261,437    1,432,338
         -               (52,193)       (9,196)     -             (5,257)     (33,341)      -           (11,410)    (175,729)
         (13,535)       (246,417)      (30,775)     -            (31,310)     (36,878)     (26,140)     (77,142)     (82,248)
         (33,248)       (208,410)      (38,843)     -            (34,437)     (35,053)     (59,788)     (22,640)     (61,388)
         222,844       5,544,308       642,592      -          1,911,677    1,312,541    1,605,262      746,199    1,874,729
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       1,242,956      10,258,869     1,947,895      -          4,581,110    2,231,791    2,710,610      896,444    2,987,702
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
       2,330,356      13,679,134     2,690,633      -          7,844,365    2,983,193    2,847,447      953,472    2,967,203
       1,601,255       5,444,900     1,173,004      -          2,923,811    1,678,171    2,385,418    1,031,558    1,893,187
      ----------     -----------   -----------   --------    -----------   ----------   ----------   ----------   ----------
      $3,931,611     $19,124,034   $ 3,863,637      -        $10,768,176   $4,661,364   $5,232,865   $1,985,030   $4,860,390
----------------------------------------------------------------------------------------------------------------------------
      $    55.15     $     64.38   $     32.23      -        $     37.94   $    23.34   $    21.31   $     9.81   $    17.75
============================================================================================================================
          71,289         297,049       119,877      -            283,821      199,716      245,559      202,348      273,825
============================================================================================================================

     FIRST EAGLE    VAN ECK
        SOGEN      WORLDWIDE    VAN ECK
      OVERSEAS       HARD       EMERGING
      VARIABLE      ASSETS      MARKETS
        FUND         FUND         FUND
---  ------------------------------------
     $  (28,033)   $    232    $  (10,139)
        252,477      24,482      (210,741)
     ----------    --------    ----------
        224,444      24,714      (220,880)
     ----------    --------    ----------
        721,002     103,723       607,583
         (1,118)      -            (5,663)
       (110,751)      -           (17,513)
        (12,605)     (1,886)       (7,423)
        392,757      46,785       276,083
     ----------    --------    ----------
        989,285     148,622       853,067
     ----------    --------    ----------
      1,213,729     173,336       632,187
      3,323,165     363,798     1,083,089
     ----------    --------    ----------
     $4,536,894    $537,134    $1,715,276
---
     $    15.05    $  11.26    $    12.49
===
        301,455      47,703       137,332
===
---
     $   (2,716)   $   (668)   $   (8,211)
        937,133      48,357       516,095
     ----------    --------    ----------
        934,417      47,689       507,884
     ----------    --------    ----------
        411,295     150,522       195,914
         -            -            -
        (87,477)     (8,640)       -
        (73,467)     (1,989)      (15,623)
         99,935      35,073        (6,561)
     ----------    --------    ----------
        350,286     174,966       173,730
     ----------    --------    ----------
      1,284,703     222,655       681,614
      2,038,462     141,143       401,475
     ----------    --------    ----------
     $3,323,165    $363,798    $1,083,089
---
     $    14.18    $  10.96    $    14.26
===
        234,356      33,193        75,953
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       JANUS                                        JANUS
                                                    ASPEN SERIES      JANUS          JANUS       ASPEN SERIES
                                                      CAPITAL      ASPEN SERIES   ASPEN SERIES     FLEXIBLE
                                                    APPRECIATION      GROWTH        BALANCED        INCOME
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                      $   (28,856)   $   470,954    $   730,301     $   24,415
  Net realized and unrealized gains (losses)           (623,038)      (443,923)      (637,405)       (14,723)
                                                    -----------    -----------    -----------     ----------
    Change in net assets resulting from operations     (651,894)        27,031         92,896          9,692
                                                    -----------    -----------    -----------     ----------
From capital transactions:
  Net premiums/deposits                              12,828,818      9,009,204      4,412,382        596,504
  Death benefits                                        (20,667)        -             (95,598)        -
  Surrenders                                           (146,366)      (204,121)       (13,150)        -
  Withdrawals                                          (122,595)       (80,999)      (116,776)        (8,287)
  Transfers into (out of) subaccounts, net -- Note 1
                                                      1,251,627      2,188,380      4,678,447        294,748
                                                    -----------    -----------    -----------     ----------
    Change in net assets resulting from capital
      transactions                                   13,790,817     10,912,464      8,865,305        882,965
                                                    -----------    -----------    -----------     ----------
Increase in net assets                               13,138,923     10,939,495      8,958,201        892,657
Net assets at beginning of period                     8,222,654      2,865,712      3,580,814        205,877
                                                    -----------    -----------    -----------     ----------
NET ASSETS AT END OF PERIOD                         $21,361,577    $13,805,207    $12,539,015     $1,098,534
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $     31.73    $     32.89    $     26.32     $    11.25
=============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                      673,230        419,739        476,406         97,647
=============================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)                      $   (19,876)   $    (5,105)   $    (4,713)    $     (324)
  Net realized and unrealized gains (losses)          1,779,858        305,014        223,405          2,109
                                                    -----------    -----------    -----------     ----------
    Change in net assets resulting from operations    1,759,982        299,909        218,692          1,785
                                                    -----------    -----------    -----------     ----------
From capital transactions:
  Net premiums/deposits                               6,485,581      2,588,038      3,367,893        204,092
  Death benefits                                         -              -              -              -
  Surrenders                                            (11,563)        (9,539)        -              -
  Withdrawals                                           (11,346)       (12,696)        (5,771)        -
  Transfers into (out of) subaccounts, net - Note 1
                                                         -              -              -              -
                                                    -----------    -----------    -----------     ----------
    Change in net assets resulting from capital
      transactions                                    6,462,672      2,565,803      3,362,122        204,092
                                                    -----------    -----------    -----------     ----------
Increase in net assets                                8,222,654      2,865,712      3,580,814        205,877
Net assets at beginning of period                        -              -              -              -
                                                    -----------    -----------    -----------     ----------
NET ASSETS AT END OF PERIOD                         $ 8,222,654    $ 2,865,712    $ 3,580,814     $  205,877
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD           $     33.17    $     33.65    $     27.92     $    11.42
=============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                      247,894         85,162        128,253         18,028
=============================================================================================================

                                                        JANUS          JANUS
                                                    ASPEN SERIES    APEN SERIES
                                                    INTERNATIONAL    WORLD WIDE
                                                       GROWTH          GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)    PORTFOLIO      PORTFOLIO
--------------------------------------------------  ----------------------------
From operations:
  Net investment income (loss)                       $   (25,808)   $   150,688
  Net realized and unrealized gains (losses)          (1,329,556)      (299,489)
                                                     -----------    -----------
    Change in net assets resulting from operations    (1,355,364)      (148,801)
                                                     -----------    -----------
From capital transactions:
  Net premiums/deposits                                7,613,999      8,872,723
  Death benefits                                         -              (99,124)
  Surrenders                                             (86,079)       (49,843)
  Withdrawals                                            (78,984)       (87,293)
  Transfers into (out of) subaccounts, net -- Note
                                                       8,455,107      3,442,718
                                                     -----------    -----------
    Change in net assets resulting from capital
      transactions                                    15,904,043     12,079,181
                                                     -----------    -----------
Increase in net assets                                14,548,679     11,930,380
Net assets at beginning of period                        724,339      2,733,495
                                                     -----------    -----------
NET ASSETS AT END OF PERIOD                          $15,273,018    $14,663,875
--------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     39.69    $     48.03
==================================================
UNITS OUTSTANDING AT END OF PERIOD                       384,808        305,307
==================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------
From operations:
  Net investment income (loss)                       $      (664)   $    (3,010)
  Net realized and unrealized gains (losses)             107,623        339,397
                                                     -----------    -----------
    Change in net assets resulting from operations       106,959        336,387
                                                     -----------    -----------
From capital transactions:
  Net premiums/deposits                                  617,608      2,407,678
  Death benefits                                         -               -
  Surrenders                                             -               (8,172)
  Withdrawals                                               (228)        (2,401)
  Transfers into (out of) subaccounts, net - Note
                                                         -                    3
                                                     -----------    -----------
    Change in net assets resulting from capital
      transactions                                       617,380      2,397,108
                                                     -----------    -----------
Increase in net assets                                   724,339      2,733,495
Net assets at beginning of period                        -               -
                                                     -----------    -----------
NET ASSETS AT END OF PERIOD                          $   724,339    $ 2,733,495
--------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF PERIOD            $     38.67    $     47.75
==================================================
UNITS OUTSTANDING AT END OF PERIOD                        18,731         57,246
==================================================

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                ALLIANCE    AMERICAN               TEMPLETON
    ALLIANCE     GROWTH      CENTURY    AMERICAN   DEVELOPING   TEMPLETON     LAZARD       LAZARD     MORGAN STANLEY
     PREMIER       AND      VP INCOME   CENTURY     MARKETS       ASSET     RETIREMENT   RETIREMENT   INTERNATIONAL
     GROWTH      INCOME     & GROWTH    VP VALUE   SECURITIES   STRATEGY      EQUITY     SMALL CAP        MAGNUM
    PORTFOLIO   PORTFOLIO     FUND        FUND        FUND        FUND      PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
    $ 15,765    $ 11,789    $   (192)   $   (265)   $   (59)     $  (100)    $   (33)     $   (81)        $   (2)
     (21,706)    (21,371)     (3,181)     (5,008)     2,891        1,028        (470)         444             96
    --------    --------    --------    --------    -------      -------     -------      -------         ------
      (5,941)     (9,582)     (3,373)     (5,273)     2,832          928        (503)         363             94
    --------    --------    --------    --------    -------      -------     -------      -------         ------
     671,936     591,976     179,983    134,785..    37,080       49,774      18,150       39,000          3,059
       -           -           -           -          -            -           -            -             -
       -           -           -           -          -            -           -            -             -
         (30)        (78)       (337)       (336)     -            -           -            -             -
     124,645      57,003      15,053    6,563...      7,789        -           -            2,646          1,048
    --------    --------    --------    --------    -------      -------     -------      -------         ------
     796,551     648,901     194,699    141,012..    44,869       49,774      18,150       41,646          4,107
    --------    --------    --------    --------    -------      -------     -------      -------         ------
     790,610     639,319     191,326    135,739..    47,701       50,702      17,647       42,009          4,201
       -           -           -           -          -            -           -            -             -
    --------    --------    --------    --------    -------      -------     -------      -------         ------
    $790,610    $639,319    $191,326    $135,739..  $47,701      $50,702     $17,647      $42,009         $4,201
--------------------------------------------------------------------------------------------------------------------
    $  39.50    $  21.30    $   7.67    $5.42....   $  6.37      $ 19.57     $ 11.47      $ 10.78         $13.45
====================================================================================================================
      20,015      30,015      24,945    25,044..      7,488        2,591       1,539        3,897            312
====================================================================================================================


      MORGAN STANLEY
     EMERGING MARKETS
          EQUITY
        PORTFOLIO
---  ----------------
         $  (114)
          (2,178)
         -------
          (2,292)
         -------
          70,407
          -
          -
            (201)
           4,987
         -------
          75,193
         -------
          72,901
          -
         -------
         $72,901
---
         $ 13.18
===
           5,531
===

          See accompanying Notes to Financial Statements (Unaudited).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 35* subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------

INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED INVESTMENT MANAGEMENT COMPANY:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II
FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Equity -- Income Portfolio V.I.P.
  Fidelity Asset Manager Portfolio V.I.P. II
  Fidelity Index 500 Portfolio V.I.P. II
  Fidelity Contrafund(R) Portfolio V.I.P. II
FRED ALGER MANAGEMENT, INC.:
  Alger American Small Capitalization Portfolio
  Alger American Growth Portfolio
  Alger American MidCap Growth Portfolio
  Alger American Leveraged AllCap Portfolio
MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (Closed to new investments)
  MFS Total Return Series
ARNHOLD AND S.BLEICHROEDER ADVISORS, INC.:
  First Eagle SoGen Overseas Variable Fund
VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Worldwide Emerging Markets Fund
------------------------------------------------------------

INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

JANUS CAPITAL CORPORATION:
  Janus Aspen Series Capital Appreciation Portfolio
  Janus Aspen Series Growth Portfolio
  Janus Aspen Series Balanced Portfolio
  Janus Aspen Series Flexible Income Portfolio
  Janus Aspen Series International Growth Portfolio
  Janus Aspen Series Worldwide Growth Portfolio
ALLIANCE CAPITAL MANAGEMENT L. P.:
  Alliance Premier Growth Portfolio
  Alliance Growth and Income Portfolio
AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.:
  American Century VP Income & Growth Fund
  American Century VP Value Fund
TEMPLETON ASSET MANAGEMENT LTD.:
  Templeton Developing Markets Securities Fund
TEMPLETON INVESTMENT COUNSEL, INC.:
  Templeton Asset Strategy Fund
LAZARD ASSET MANAGEMENT:
  Lazard Retirement Equity Portfolio
  Lazard Retirement Small Cap Portfolio
MORGAN STANLEY ASSET MANAGEMENT INC.:
  Morgan Stanley International Magnum Portfolio
  Morgan Stanley Emerging Markets Equity Portfolio

     *The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 1. ORGANIZATION (CONTINUED)
--------------------------------------------------------------------------------
     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     REALIZED GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                          JUNE 30, 2000 -- (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses of each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.
--------------------------------------------------------------------------------

                              NOTE 5. OTHER EVENTS
--------------------------------------------------------------------------------

     On March 8, 2000, CNA announced that it was exploring the sale of the individual life insurance and reinsurance businesses. On August 8, 2000, CNA announced that it had completed exploring the sale of the individual life insurance and life reinsurance businesses and that it would retain the individual life, long term care and retirement services businesses. CNA announced that it would continue to explore the separate sale of its life reinsurance business. The sale of the life reinsurance business is not expected to have any impact on results of operations or equity of the Variable Annuity Separate Account or those of Valley Forge Life Insurance Company.

--------------------------------------------------------------------------------

                              CNA CAPITAL SELECT(R)

                               VARIABLE ANNUITY &

                             PLUS Variable Annuity

                               SEMI-ANNUAL REPORT













                               DATED JUNE 30, 2000

                           Issued by the Valley Forge

                             Life Insurance Company,

                            one of the CNA companies



                                   [CNA LOGO]

The principle underwriter of these products is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of CNA Financial Corporation. CNA annuities are issued by the Valley Forge Life Insurance Company, one of the CNA companies.

CNA is a registered service mark of the CNA Financial Corporation.
The policy form numbers for these products are: (CNA Capital Select Variable Annuity) V100-1128-A Series, V100-1129-A Series, ~P4-119913-A Series and P4-119914-A Series, (CNA Capital Select PLUS Variable Annuity) VA-101 Series. CNA Capital Select Variable Annuity & PLUS Variable Annuity are not available in all states.


Mailing Addresses:
CNA Insurance Companies
Variable Support Center
P.O. Box 305153
Nashville, TN  37230-5153

CNA Insurance Companies
Variable Support Center
100 CNA Drive
Nashville, TN  37214-3439
www.CNAvariable.com




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AG-139107-A                          8/00           Printed in USA